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                                       [LOGO]
                     2 PORTLAND SQUARE, PORTLAND, ME 04101  --  1-800-754-8758
--------------------------------------------------------------------------------
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                                                                 January 1, 1996

Dear Shareholder:

     The Sound Shore Fund ended 1995 with a net asset value of $18.16, following a year-end distribution of $1.67. The Fund's total return gain for the fourth quarter of 5.1% trailed the S&P 500 Index, which advanced 6.0%, but outpaced Morningstar's Domestic Stock Fund Index (DSFI)(1) which advanced 3.0% for the quarter.

     Despite a large increase in 1995, the Fund's annual return of 29.9% trailed the Morningstar's DSFI gain of 31.2%. The large capitalization weighted S&P 500 Index rose 37.5%. Within the DSFI of almost 2,000 funds, Morningstar more narrowly characterizes the Sound Shore Fund by style as Medium Capitalization Value(2), and the 294 funds in this segment rose 23.5% for the year ending December 31, 1995.

     The Sound Shore Fund's five-year annualized return of 18.5% places it ahead of gains of 16.6% for the S&P 500, 16.6% for Morningstar's DSFI, and 15.6% for the funds in Morningstar's Medium Capitalization Value universe. Over the past ten years, the returns are 13.6%, 14.9%, 12.8%, and 12.0%, respectively.

     A year ago, consensus thought was that continuing economic strength would lift long-term rates modestly above their 8.0% level and provide tough competition for stocks. As a 6.0% long bond now suggests, the market environment was a lot friendlier than expected, and the broad averages rose from then record levels by their strongest percentage gain in nearly forty years. Someone once said that if forecasters were better able to forecast, then investors could better prepare.

     Company earning pre-announcements have become decidedly more negative, and 60% of analyst earnings revisions are downward, the highest in twenty-four months. While that observation alone is not enough to prove the end of the 'soft landing' thesis, recent political and corporate headlines have injected a dose of market sobriety.

     We continue to research, own, and monitor low relative and absolute P/E stocks that have already had a bear market, but, in our judgment, have not lost their earning power. We believe our

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adherence  to this strategy has  generated the strong returns  for the past five and ten years  with below  average risk,  as evidenced  by a  December 31,  1995
Morningstar beta of 78, an indication that the Fund is less sensitive to volatility in the markets. Given human nature and many decades of observations, buying stocks when they are unpopular should remain a successful investment strategy.

     Thank you for your continued support.

Sincerely,

/s/ T. GIBBS KANE, JR.

T. GIBBS KANE, JR.
PRESIDENT

     Past performance is no guarantee of future results. The Fund's annualized return assumes reinvestment of all dividend and capital gain distributions. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost. Forum Financial Services, Inc., Distributor.

------------
(1) Source: Morningstar, Inc. The number of Domestic Stock Funds included in this category for the 3 month, 1 year, 5 year, and 10 year time periods shown are: 1963, 1781, 691, and 397.

(2) Source: Morningstar, Inc. The number of Medium Capitalization Value Funds included in this category for the 3 month, 1 year, 5 year, and 10 year time periods shown are: 312, 294, 118, and 55.

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                                       2
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SOUND SHORE FUND, INC.
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following chart reflects a comparison in the change in value of a $10,000 investment in Sound Shore Fund, including reinvested dividends and distributions, and the performance of the Standard & Poor's 500 Composite Stock Index (the 'S&P 500'). The S&P 500 is a market weighted index composed of 500 large capitalization companies and reflects the reinvestment of dividends. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive nor a guarantee of future results.

                      SOUND SHORE FUND VS. S&P 500 INDEX

      AVERAGE ANNUAL TOTAL RETURN
    1 Year      5 Year      10 Year
    29.87%      18.49%      13.63%
Since Inception on May 17, 1985: 14.40%

Value on 12/31/95
Sound Shore Fund: $42,110
S&P 500: $45,613*


                                    [GRAPH]


               Sound Shore Fund         S&P 500 Index
 5/85             $ 9,999.00             $10,000.00
12/85             $11,550.00             $11,416.00
12/86             $13,928.50             $13,547.00
12/87             $13,392.70             $14,258.00
12/88             $16,223.00             $17,356.00
12/89             $19,859.60             $21,877.00
12/90             $17,746.70             $21,197.00
12/91             $23,468.90             $27,641.00
12/92             $28,436.70             $29,744.00
12/93             $31,837.60             $32,735.00
12/94             $31,931.50             $33,165.00
12/95             $41,470.70             $45,613.00


* Value for the S&P 500 is based on an inception date of 5/31/85.

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                                       3
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SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                      SHARES OR
                                                                                     FACE AMOUNT               VALUE
                                                                                 -------------------        -----------
COMMON STOCKS (97.9%)
-----------------------------------------------------------------------------------------------------------------------

AIRLINES (2.5%)
AMR Corporation*                                                                          22,000            $ 1,633,500
                                                                                                            -----------

AUTO MANUFACTURERS (1.8%)
Ford Motor Company                                                                        40,500              1,174,500
                                                                                                            -----------

BANKING (8.5%)
Banc One Corporation                                                                      34,000              1,283,500
Mellon Bank Corporation                                                                   43,000              2,311,250
Republic New York Corporation                                                             35,000              2,174,375
                                                                                                            -----------
                                                                                                              5,769,125
                                                                                                            -----------
BUILDING MATERIALS (3.0%)
Masco Corporation                                                                         65,500              2,055,063
                                                                                                            -----------

BUSINESS SERVICES (1.4%)
Novell, Inc.*                                                                             68,000                969,000
                                                                                                            -----------

CHEMICALS AND ALLIED PRODUCTS (1.4%)
Lubrizol Corporation                                                                      34,000                947,750
                                                                                                            -----------

CONSUMER PRODUCTS (2.9%)
Philip Morris Companies, Inc.                                                             22,000              1,991,000
                                                                                                            -----------

CONSUMER/FOODS (2.6%)
Interstate Bakeries Corporation                                                           79,000              1,767,625
                                                                                                            -----------

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                       SEE NOTES TO FINANCIAL STATEMENTS
                                       4

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SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                      SHARES OR
                                                                                     FACE AMOUNT               VALUE
                                                                                 -------------------        -----------
ELECTRONICS (6.6%)
Amphenol Corporation*                                                                     76,000            $ 1,843,000
KLA Instruments Corporation*                                                              24,000                625,500
Texas Instruments, Inc.                                                                   39,000              2,018,250
                                                                                                            -----------
                                                                                                              4,486,750
                                                                                                            -----------
ENERGY (3.0%)
Westcoast Energy, Inc.                                                                   140,000              2,047,500
                                                                                                            -----------

FINANCE (3.3%)
Federal National Mortgage Association                                                     18,000              2,234,250
                                                                                                            -----------

FINANCIAL SERVICES (6.1%)
Lehman Brothers Holdings, Inc.                                                            78,000              1,657,500
MBIA, Inc.                                                                                33,000              2,475,000
                                                                                                            -----------
                                                                                                              4,132,500
                                                                                                            -----------
FOOD, RETAIL (4.3%)
Vons Companies, Inc.*                                                                    102,000              2,881,500
                                                                                                            -----------

INDUSTRIAL SERVICES (3.4%)
ADT, Ltd.*                                                                               152,000              2,280,000
                                                                                                            -----------

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                       SEE NOTES TO FINANCIAL STATEMENTS
                                       5

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SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                      SHARES OR
                                                                                     FACE AMOUNT               VALUE
                                                                                 -------------------        -----------
INSURANCE (16.9%)
Allstate Corporation                                                                      57,700            $ 2,372,913
Commerce Group, Inc.                                                                      21,400                441,375
GCR Holdings, Ltd.*                                                                       50,000              1,125,000
John Alden Financial Corporation                                                          33,500                699,313
Loews Corporation                                                                         40,000              3,135,000
PartnerRe Holdings, Ltd.                                                                  89,000              2,447,500
Value Health, Inc.*                                                                       44,000              1,210,000
                                                                                                            -----------
                                                                                                             11,431,101
                                                                                                            -----------
MANUFACTURING SYSTEMS (1.1%)
Gerber Scientific, Inc.                                                                   45,000                731,250
                                                                                                            -----------

MEDICAL SUPPLIES (3.4%)
Bard (C.R.), Inc.                                                                         71,500              2,305,875
                                                                                                            -----------

MINING (1.1%)
Vulcan Materials Company                                                                  13,000                749,125
                                                                                                            -----------

PETROLEUM REFINING (3.2%)
MAPCO, Inc.                                                                               13,000                710,125
Tosco Corporation                                                                         38,000              1,448,750
                                                                                                            -----------
                                                                                                              2,158,875
                                                                                                            -----------
RETAIL (3.4%)
Fred Meyer, Inc.*                                                                         39,000                877,500
TJX Companies, Inc.                                                                       74,000              1,396,750
                                                                                                            -----------
                                                                                                              2,274,250
                                                                                                            -----------

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                       SEE NOTES TO FINANCIAL STATEMENTS
                                       6

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SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                      SHARES OR
                                                                                     FACE AMOUNT               VALUE
                                                                                 -------------------        -----------
SOFTWARE (5.5%)
Compuware Corporation*                                                                    70,000            $ 1,295,000
Sterling Software, Inc.*                                                                  38,500              2,401,437
                                                                                                            -----------
                                                                                                              3,696,437
                                                                                                            -----------
STEEL (2.5%)
Birmingham Steel Corporation                                                             115,000              1,710,625
                                                                                                            -----------

TOYS (2.0%)
Hasbro, Inc.                                                                              43,000              1,333,000
                                                                                                            -----------

TRANSPORTATION (2.7%)
Arkansas Best Corporation                                                                232,000              1,827,000
                                                                                                            -----------

TRANSPORTATION EQUIPMENT (2.1%)
Cummins Engine Company, Inc.*                                                             39,000              1,443,000
                                                                                                            -----------

UTILITIES (3.2%)
BCE, Inc.                                                                                 62,500              2,156,250
                                                                                                            -----------
TOTAL COMMON STOCKS (COST $52,682,630)                                                                      $66,186,851
                                                                                                            -----------

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                       SEE NOTES TO FINANCIAL STATEMENTS
                                       7

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SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                      SHARES OR
                                                                                     FACE AMOUNT               VALUE
                                                                                 -------------------        -----------
U.S. GOVERNMENT OBLIGATIONS (1.2%)
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 8.00%, due 8/15/99                                                  725,000            $   788,890
                                                                                                            -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $725,387)                                                           $   788,890
                                                                                                            -----------

SHORT-TERM HOLDINGS (2.7%)
-----------------------------------------------------------------------------------------------------------------------
1784 U.S. Treasury Money Market Fund                                                      81,443            $    81,443
Dreyfus Government Cash Management Fund                                                  182,160                182,160
Forum Daily Assets Treasury Fund                                                       1,601,162              1,601,162
                                                                                                            -----------
TOTAL SHORT-TERM HOLDINGS (COST $1,864,765)                                                                 $ 1,864,765
                                                                                                            -----------
TOTAL INVESTMENTS (101.8%) (COST $55,272,782)`D'                                                            $68,840,506
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.8%)                                                                (1,238,828)
                                                                                                            -----------
NET ASSETS (100%) (3,722,085 SHARES OUTSTANDING)                                                            $67,601,678
                                                                                                            -----------
                                                                                                            -----------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)                                                   $     18.16
                                                                                                            -----------
                                                                                                            -----------

* Non-income producing security.

`D' Aggregate cost for federal income tax purposes.

 Aggregate   appreciation  and  depreciation  are  $15,724,006  and  $2,156,282, respectively.

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                       SEE NOTES TO FINANCIAL STATEMENTS
                                       8
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SOUND SHORE FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME
Income:
     Dividends.......................................................................................        $ 1,238,959
     Interest........................................................................................            415,829
                                                                                                             -----------
          Total Income...............................................................................          1,654,788
                                                                                                             -----------
Expenses: (Note 2)
     Investment advisor..............................................................................            485,139
     Administration..................................................................................            161,713
     Transfer agent..................................................................................             12,000
     Custodian.......................................................................................             13,963
     Legal...........................................................................................              6,786
     Directors.......................................................................................             25,500
     Other...........................................................................................             41,290
                                                                                                             -----------
          Total expenses.............................................................................            746,391
                                                                                                             -----------
Net Investment Income................................................................................            908,397
                                                                                                             -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments.....................................................................          5,894,436
Net change in unrealized appreciation of investments.................................................         10,117,906
                                                                                                             -----------
Net realized and unrealized gain on investments......................................................         16,012,342
                                                                                                             -----------
Increase in net assets resulting from operations.....................................................        $16,920,739
                                                                                                             -----------
                                                                                                             -----------

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                       SEE NOTES TO FINANCIAL STATEMENTS
                                       9

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SOUND SHORE FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

                                                                                           1995                1994
                                                                                        -----------         -----------
Operations:
     Net investment income......................................................        $   908,397         $   796,916
     Net realized gain on investments...........................................          5,894,436           3,007,088
     Net change in unrealized appreciation of investments.......................         10,117,906          (3,644,272)
                                                                                        -----------         -----------

     Increase in net assets from operations.....................................         16,920,739             159,732

Dividends to shareholders from net investment income............................           (755,501)           (797,704)

Distributions to shareholders from net realized gains...........................         (5,712,224)         (3,185,908)

Capital share transactions (Note 4).............................................         (2,844,493)          5,638,353
                                                                                        -----------         -----------

     Total increase.............................................................          7,608,521           1,814,473

Net assets:

     Beginning of the year......................................................         59,993,157          58,178,684
                                                                                        -----------         -----------

     End of year (including undistributed net investment income of $0 and $641
       respectively)............................................................        $67,601,678         $59,993,157
                                                                                        -----------         -----------
                                                                                        -----------         -----------

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                       SEE NOTES TO FINANCIAL STATEMENTS

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SOUND SHORE FUND, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
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1.  SUMMARY OF ACCOUNTING POLICIES

Sound Shore Fund, Inc. (the 'Fund') is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies based on the following significant accounting policies:

    a)  VALUATION OF SECURITIES
    Securities traded on a national securities exchange or admitted to trading on the National Association of Securities Dealers Inc. National List are valued at the last reported sales price. Common stocks which are not so traded, for which no sale was reported, and over-the-counter securities are valued at the mean between the last reported bid and asked prices. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a remaining maturity of more than sixty days will be valued at the mean between the last reported bid and asked price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

    b)  FEDERAL INCOME TAXES
    It is the Fund's policy to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, less any available capital loss carryover to its shareholders. Therefore, no provision for federal income tax is required.

    c)  REPURCHASE AGREEMENTS
    The Fund may invest in repurchase agreements with major dealers in U.S. Government securities and member banks of the Federal Reserve System which are selected by the Advisor in accordance with procedures approved by the Board of Directors. The underlying securities are ordinarily U.S. Treasury or other governmental obligations or high quality money market instruments and the Fund will monitor and require that the value of such underlying securities always equals or exceeds the amount of the repurchase obligations of the borrower. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
                                       11

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SOUND SHORE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    d)  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.

    e)  GENERAL
    Securities transactions are recorded on a trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gain and loss from securities transactions are recorded on the identified cost basis.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Investment Advisory Agreement, the Fund pays an advisory fee to Sound Shore Management, Inc. (the 'Advisor') equal to .75% of the Fund's average daily net assets.

In addition, the Fund has an Administration Agreement, under which it pays an administration fee to Forum Financial Services, Inc. (the 'Administrator') equal to .25% of the Fund's average daily net assets.

The Advisor and the Administrator have each agreed that if in any fiscal year the sum of the Fund's expenses exceeds the limits set by applicable regulations of state securities commissions, the amounts payable by the Fund to the Advisor for the advisory fee and to the Administrator for the administration fee for that year shall each be reduced by 75% and 25%, respectively, of the amount of such excess. However, if the excess should be greater than the amounts payable to the Advisor and the Administrator in that year, the Advisor and the Administrator shall each pay to the Fund 75% and 25%, respectively, of the difference between such excess and the fees of the Advisor and Administrator for that year. For the purpose of the calculation, the Advisor and the Administrator are required to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) to the extent that such expenses, including the advisory and the administration fees, for any fiscal year exceed 2 1/2% of the first $30 million of the Fund's average net assets, 2% of the next $70 million of its average net assets, and 1 1/2% of its average net assets in excess of $100 million.

The Fund has a Transfer Agency Agreement effective October 1, 1991 under which it paid $12,000 to Forum Financial Corp., an affiliate of the Administrator.

The Fund's Board of Directors has adopted a Distribution Plan (the 'Plan') and, pursuant to the Plan, the Fund and the Advisor have entered into the Investment Advisory Agreement and the Fund and the Administrator have entered into the Administration Agreement. The Advisor and the Administrator, in their sole discretion, will determine the amounts of such payments made pursuant to the Plan, but no such payment will increase the amount which the Fund is required to pay to the Advisor or the Administrator for any fiscal year under the Investment Advisory Agreement, the Administration Agreement or otherwise.

--------------------------------------------------------------------------------
                                       12

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
--------------------------------------------------------------------------------
SOUND SHORE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Fees are paid to Directors who are unaffiliated with the Advisor or the Administrator on the basis of $3,000 per annum plus $500 per meeting attended.

Fees for investment advisory and administrative services in the amount of $42,395 and $14,132, respectively, are payable at December 31, 1995.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, totaled $34,602,901 and $37,915,419 respectively, for the year ended December 31, 1995. Accumulated distributions in excess of net realized gains amounted to $33.

4. CAPITAL STOCK

At December 31, 1995, 100,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $53,880,450. Transactions in capital stock were as follows:

                                                                                          YEAR ENDED
                                                                      ---------------------------------------------------
                                                                         DECEMBER 31, 1995           DECEMBER 31, 1994
                                                                      ------------------------    -----------------------
                                                                       SHARES        AMOUNT        SHARES       AMOUNT
                                                                      --------    ------------    --------    -----------
Sold...............................................................    315,052    $  5,545,488     635,410    $10,510,264
Issued on reinvestment of dividends................................    329,511       5,922,587     232,628      3,608,798
Redeemed...........................................................   (802,786)    (14,312,568)   (513,049)    (8,480,709)
                                                                      --------    ------------    --------    -----------
Net decrease/increase..............................................   (158,223)   $ (2,844,493)    354,989    $ 5,638,353
                                                                      --------    ------------    --------    -----------
                                                                      --------    ------------    --------    -----------

Of the 3,722,085 shares outstanding at December 31, 1995, the Employees' Profit Sharing Plan of Sound Shore Management, Inc. owned 296,600 shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SOUND SHORE FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                               YEAR ENDED DECEMBER 31,
                                                               -------------------------------------------------------
                                                                1995        1994        1993        1992        1991
                                                               -------     -------     -------     -------     -------

Beginning net asset value per share.........................   $ 15.46     $ 16.50     $ 16.24     $ 15.17     $ 11.77
Net investment income.......................................      0.25        0.22        0.14        0.17        0.30
Net realized and unrealized investment gain (loss) on
  securities................................................      4.33       (0.17)       1.80        3.02        3.48
Dividends paid from net investment income...................     (0.21)      (0.22)      (0.14)     (0.175)     (0.285)
Distributions from net realized gains.......................     (1.67)      (0.87)      (1.54)      (1.95)     (0.095)
                                                               -------     -------     -------     -------     -------
Ending net asset value per share............................   $ 18.16     $ 15.46     $ 16.50     $ 16.24     $ 15.17
                                                               -------     -------     -------     -------     -------
                                                               -------     -------     -------     -------     -------
Ratios to average net assets:
     Expenses...............................................      1.15%       1.22%       1.27%       1.37%       1.30%
     Net investment income..................................      1.41%       1.32%       0.88%       1.10%       2.10%
Total return................................................     29.87%       0.30%      11.96%      21.17%      32.24%
Portfolio turnover rate.....................................     53.01%      75.52%      90.99%      88.33%     100.01%
Net assets at end of period (000's omitted).................    67,602      59,993      58,179      39,974      32,211

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                       SEE NOTES TO FINANCIAL STATEMENTS
                                       14
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SOUND SHORE FUND, INC.
INDEPENDENT AUDITORS' REPORT
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The Shareholders and Board of Directors
Sound Shore Fund, Inc.

We have audited the accompanying statement of net assets of Sound Shore Fund, Inc. as of December 31, 1995, the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Sound Shore Fund, Inc. as of December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

Deloitte & Touche, LLP
New York, New York
February 16, 1996

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UNAUDITED DIVIDEND INFORMATION

54.05% of the income dividends paid by the Fund in 1995 were derived from investment in qualifying domestic common stock.

In December 1995 the Fund declared a long term and short term capital gain dividend of $0.631 and $1.043 respectively.

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This  report is submitted for the general information of the shareholders of the
Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
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SOUND SHORE FUND, INC.
         2 Portland Square
         Portland, ME 04101

INVESTMENT ADVISOR
         Sound Shore Management, Inc.
         P.O. Box 1810
         8 Sound Shore Drive
         Greenwich, Connecticut 06836

ADMINISTRATOR
         Forum Financial Services, Inc.
         2 Portland Square
         Portland, ME 04101

CUSTODIAN
         The First National Bank of Boston
         P.O. Box 1959
         Boston, Massachusetts 02105

TRANSFER AGENT & DIVIDEND
     DISBURSING AGENT
         Forum Financial Corp.
         2 Portland Square
         Portland, Maine 04101


                                    [LOGO]


                                 ANNUAL REPORT
                               DECEMBER 31, 1995

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                              STATEMENT OF DIFFERENCES
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The dagger symbol shall be expressed as `D'

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